BNY Mellon Balanced Opportunity Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	98,013	98,605
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	421,071
				519,676
Asset-Backed Certificates/Auto Receivables — .2%
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	24,800	24,849
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	378,779
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	44,981	45,064
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(a)	1.00	4/10/2028	4,530	4,526
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	148,987	149,627
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	52,130	52,235
				655,080
Total Asset-Backed Securities (cost $1,235,376)				1,174,756
Commercial Mortgage-Backed — .2%
Commercial Mortgage Pass-Through Certificates — .2%
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	46,524
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	237,523
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	190,616	187,022
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	126,492
Total Commercial Mortgage-Backed (cost $646,691)				597,561
Corporate Bonds and Notes — 14.9%
Aerospace & Defense — .5%
Howmet Aerospace, Inc., Sr. Unscd. Notes	4.75	4/15/2036	820,000	822,883
Lockheed Martin Corp., Sr. Unscd. Notes(b)	5.20	2/15/2055	320,000	308,346
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	201,273
				1,332,502
Agriculture — .4%
BAT Capital Corp., Gtd. Notes	4.63	3/22/2033	800,000	803,599
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	338,041
				1,141,640
Automobiles & Components — .3%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	288,163
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	527,612
				815,775
Banks — 3.3%
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	103,951
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	301,064
Citigroup, Inc., Sr. Unscd. Notes	2.56	5/1/2032	850,000	778,341
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	356,904
HSBC Holdings PLC, Sr. Unscd. Notes	4.62	11/6/2031	800,000	809,335
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	347,108
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	396,298
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	186,992
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	617,635
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	278,674
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	302,845

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 14.9% (continued)
Banks — 3.3% (continued)
Nationwide Building Society, Sr. Notes(a)	4.35	9/30/2030	790,000	796,174
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	198,664
Standard Chartered PLC, Sr. Unscd. Notes	4.53	6/5/2032	820,000	821,508
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	606,532
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	800,000	800,683
The Toronto-Dominion Bank, Sr. Unscd. Notes(b)	5.52	7/17/2028	360,000	373,101
UBS Group AG, Sr. Unscd. Notes(a)	4.15	12/23/2029	800,000	800,555
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	407,588
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	321,234
				9,605,186
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	390,132
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	327,868
				718,000
Consumer Staples — .1%
The Procter & Gamble Company, Sr. Unscd. Notes(b)	3.00	3/25/2030	350,000	340,539
Diversified Financials — .3%
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	212,841
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	342,000	380,712
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	324,249
				917,802
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	353,730
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	490,352
				844,082
Energy — 1.8%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	553,819
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	281,168
Chevron USA, Inc., Gtd. Notes(b)	4.50	10/15/2032	790,000	809,764
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	868,811
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	199,868
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	460,000	530,320
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	478,393
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	800,000	806,489
TotalEnergies Capital USA LLC, Gtd. Notes	4.25	1/13/2031	800,000	807,341
				5,335,973
Environmental Control — .4%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000	465,133
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	344,931
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	307,633
				1,117,697
Food Products — .1%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	287,253
Health Care — 1.2%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	214,929
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	218,049
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	558,655
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	220,000	218,011
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	285,000	283,103

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 14.9% (continued)
Health Care — 1.2% (continued)
Pfizer, Inc., Sr. Unscd. Notes	3.88	11/15/2027	1,070,000	1,075,505
Roche Holdings, Inc., Gtd. Notes(a),(b)	4.08	12/2/2030	800,000	804,941
				3,373,193
Insurance — 1.3%
Five Corners Funding Trust II, Sr. Unscd. Notes(a),(b)	2.85	5/15/2030	260,000	246,717
Guardian Life Global Funding, Sr. Scd. Notes(a)	4.33	10/6/2030	800,000	806,521
Jackson Financial, Inc., Sr. Unscd. Notes(b)	3.13	11/23/2031	195,000	177,876
Massachusetts Mutual Life Insurance Co., Sub. Notes(a)	3.38	4/15/2050	225,000	155,981
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	538,792
New York Life Global Funding, Scd. Notes(a)	4.15	7/25/2028	1,050,000	1,056,468
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	699,000	529,779
Pacific Life Global Funding II, Scd. Notes(a)	1.38	4/14/2026	270,000	269,166
				3,781,300
Internet Software & Services — .6%
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	800,000	811,150
Alphabet, Inc., Sr. Unscd. Notes	5.25	5/15/2055	500,000	487,043
Meta Platforms, Inc., Sr. Unscd. Notes(b)	4.60	11/15/2032	540,000	549,211
				1,847,404
Materials — .2%
Smurfit Westrock Financing DAC, Gtd. Notes(b)	5.42	1/15/2035	430,000	446,437
Media — .1%
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	318,967
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	373,585
Real Estate — .5%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	232,938
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	253,504
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	410,000	370,799
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	225,187
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	252,146
				1,334,574
Retailing — .1%
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	194,702
Semiconductors & Semiconductor Equipment — .2%
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	370,494
SK hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	218,824
				589,318
Supranational Bank — .1%
African Development Bank, Jr. Sub. Bonds(c)	5.88	5/7/2035	413,000	416,994
Technology Hardware & Equipment — .4%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	454,456
International Business Machines Corp., Sr. Unscd. Notes	5.00	2/10/2032	650,000	669,755
				1,124,211
Telecommunication Services — .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	380,013
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	270,000	330,118
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	267,975
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	45,555
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	140,205

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 14.9% (continued)
Telecommunication Services — .6% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	495,813
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	78,000	78,376
				1,738,055
Transportation — .1%
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	376,970
Utilities — 1.7%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Notes(b)	5.15	3/1/2034	1,050,000	1,090,757
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	165,953
Duke Energy Corp., Sr. Unscd. Notes(b)	3.15	8/15/2027	275,000	272,159
Electricite de France SA, Sr. Unscd. Notes(a)	6.25	5/23/2033	200,000	219,582
Florida Power & Light Co., First Mortgage Bonds	5.10	4/1/2033	770,000	802,840
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	90,895
NRG Energy, Inc., Sr. Scd. Notes(a)	2.45	12/2/2027	440,000	426,530
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	633,772
RWE Finance US LLC, Gtd. Notes(a)	5.88	4/16/2034	370,000	392,913
Sierra Pacific Power Co., General Ref. Mortgage Notes, Ser. P(b)	6.75	7/1/2037	25,000	28,674
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	208,048
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	235,439
The AES Corp., Sr. Unscd. Notes(b)	5.45	6/1/2028	302,000	309,027
				4,876,589
Total Corporate Bonds and Notes (cost $43,250,099)				43,248,748

	Shares
Equity Securities - Common Stocks — 59.9%
Advertising — .5%
Omnicom Group, Inc.	18,259	1,557,310
Aerospace & Defense — 1.5%
Airbus SE	878	191,139
Howmet Aerospace, Inc.	6,953	1,825,371
L3Harris Technologies, Inc.	4,888	1,781,871
Melrose Industries PLC	11,654	88,862
Rolls-Royce Holdings PLC	17,946	322,506
		4,209,749
Airlines — .4%
Delta Air Lines, Inc.	12,280	806,796
Deutsche Lufthansa AG	20,700	222,284
		1,029,080
Automobiles & Components — .6%
Cie Generale des Etablissements Michelin SCA	3,789	154,012
Daimler Truck Holding AG	4,062	206,529
Denso Corp.	18,700	269,426
Ford Motor Co.	24,480	344,923
General Motors Co.	4,315	339,634
Renault SA	3,904	148,122
Suzuki Motor Corp.	13,600	206,441
		1,669,087
Banks — 4.7%
Banco Santander SA	33,276	424,251
Bank of America Corp.	19,205	956,985
Barclays PLC	62,919	383,984

Description	Shares	Value ($)
Equity Securities - Common Stocks — 59.9% (continued)
Banks — 4.7% (continued)
BNP Paribas SA	2,387	269,356
Citigroup, Inc.	10,583	1,166,141
Fifth Third Bancorp	25,391	1,256,093
First Horizon Corp.	33,167	789,043
HSBC Holdings PLC	20,208	379,523
ING Groep NV	12,783	372,021
JPMorgan Chase & Co.	7,946	2,386,184
Lloyds Banking Group PLC	150,369	207,610
Mizuho Financial Group, Inc.	4,000	183,165
Morgan Stanley	7,435	1,238,002
SouthState Bank Corp.	4,107	405,238
Sumitomo Mitsui Financial Group, Inc.	10,500	403,218
The Goldman Sachs Group, Inc.	2,015	1,732,033
Truist Financial Corp.	14,721	725,892
Unicaja Banco SA(a)	95,290	304,006
		13,582,745
Building Materials — 1.0%
Carlisle Companies, Inc.(b)	1,874	739,799
Cie de Saint-Gobain SA	1,810	184,441
CRH PLC	6,487	778,310
Fortune Brands Innovations, Inc.	7,058	383,532
Trane Technologies PLC	2,063	953,766
		3,039,848
Commercial & Professional Services — .1%
Babcock International Group PLC	18,091	329,622
Consumer Discretionary — .8%
Dolby Laboratories, Inc., Cl. A	8,807	586,282
ITOCHU Corp.	31,500	457,881
Las Vegas Sands Corp.	7,036	399,082
Planet Fitness, Inc., Cl. A(d)	4,822	396,127
Rexel SA	7,402	322,472
Sony Group Corp.	8,700	202,953
		2,364,797
Consumer Durables & Apparel — .2%
Ralph Lauren Corp.	2,004	726,650
Consumer Staples — 1.2%
Colgate-Palmolive Co.	15,128	1,499,790
The Estee Lauder Companies, Inc., Cl. A	18,408	2,015,124
		3,514,914
Diversified Financials — 2.0%
Capital One Financial Corp.	2,804	548,575
CME Group, Inc.	5,197	1,660,441
Mastercard, Inc., Cl. A	3,846	1,989,190
The Charles Schwab Corp.	9,891	941,623
Voya Financial, Inc.	9,968	666,660
		5,806,489
Electronic Components — 2.5%
AMETEK, Inc.	4,482	1,072,184
Emerson Electric Co.	10,770	1,623,577
Honeywell International, Inc.	4,734	1,153,155
Hubbell, Inc.	4,266	2,182,614

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 59.9% (continued)
Electronic Components — 2.5% (continued)
Prysmian SpA	2,982	361,162
Schneider Electric SE	1,039	339,700
TE Connectivity PLC	1,672	384,811
		7,117,203
Energy — 3.4%
Diamondback Energy, Inc.	4,509	784,927
EQT Corp.	20,316	1,247,809
Expand Energy Corp.	4,289	462,869
Exxon Mobil Corp.	15,535	2,369,087
Marathon Petroleum Corp.	5,266	1,043,774
Permian Resources Corp., Cl. A	41,197	753,493
Phillips 66	3,633	560,681
Repsol SA	16,628	373,600
Shell PLC	11,286	467,466
SLB Ltd.	19,180	984,701
Valero Energy Corp.	3,503	716,854
		9,765,261
Environmental Control — .4%
Kurita Water Industries Ltd.	3,900	217,595
Veralto Corp.	10,494	1,022,430
		1,240,025
Food Products — .3%
Koninklijke Ahold Delhaize NV	3,523	173,879
Marks & Spencer Group PLC	61,498	328,610
Nestle SA	3,893	425,225
		927,714
Forest Products & Paper — .2%
International Paper Co.	14,661	638,487
Health Care — 7.3%
Alcon AG	18,027	1,571,594
Ascendis Pharma A/S, ADR(b),(d)	2,107	491,985
AstraZeneca PLC	1,777	372,196
Boston Scientific Corp.(d)	8,902	684,119
Bristol-Myers Squibb Co.	13,485	841,059
Danaher Corp.	1,583	333,443
Edwards Lifesciences Corp.(d)	7,951	687,523
Elevance Health, Inc.	4,604	1,473,280
Fresenius SE & Co. KGaA	4,147	249,415
Gilead Sciences, Inc.	11,800	1,757,610
GSK PLC	11,889	352,649
Guardant Health, Inc.(b),(d)	4,407	413,817
IDEXX Laboratories, Inc.(d)	1,040	682,999
Illumina, Inc.(b),(d)	3,693	496,561
Insmed, Inc.(d)	3,397	507,274
Jazz Pharmaceuticals PLC(d)	2,485	472,200
Johnson & Johnson	9,151	2,273,383
Madrigal Pharmaceuticals, Inc.(b),(d)	891	384,912
Medtronic PLC	9,346	912,730
Natera, Inc.(d)	2,155	448,326
Novo Nordisk AS, Cl. B	4,318	162,447
Pfizer, Inc.	27,017	747,020

Description	Shares	Value ($)
Equity Securities - Common Stocks — 59.9% (continued)
Health Care — 7.3% (continued)
Repligen Corp.(b),(d)	3,148	405,242
Santen Pharmaceutical Co. Ltd.	16,100	180,264
Smith & Nephew PLC	8,100	149,712
Thermo Fisher Scientific, Inc.	3,847	2,004,710
UCB SA	538	160,387
UnitedHealth Group, Inc.	5,479	1,606,826
Vertex Pharmaceuticals, Inc.(d)	943	468,511
		21,292,194
Industrial — 2.0%
Axon Enterprise, Inc.(d)	1,090	591,216
Balfour Beatty PLC	30,291	310,041
Caterpillar, Inc.	1,042	774,029
Dover Corp.	2,841	640,645
Ebara Corp.	8,300	294,551
GE Vernova, Inc.	1,370	1,196,832
Hitachi Ltd.	8,100	271,063
Komatsu Ltd.	7,900	381,076
Siemens Energy AG	1,103	216,935
Vertiv Holdings Co., Cl. A	4,356	1,110,301
		5,786,689
Information Technology — 3.4%
Akamai Technologies, Inc.(d)	8,285	815,161
Atlassian Corp., Cl. A(d)	4,428	332,676
Bentley Systems, Inc., Cl. B(b)	14,169	517,877
Intuit, Inc.	1,606	656,902
JFrog Ltd.(d)	7,649	307,107
Microsoft Corp.	13,510	5,305,917
MongoDB, Inc.(d)	1,499	492,377
SAP SE	542	109,488
ServiceNow, Inc.(d)	4,905	529,789
Synopsys, Inc.(d)	2,225	921,150
		9,988,444
Insurance — 3.4%
AIA Group Ltd.	44,800	497,052
American International Group, Inc.	11,477	923,784
Aon PLC, Cl. A	4,280	1,435,811
Assurant, Inc.	9,180	2,107,636
Berkshire Hathaway, Inc., Cl. B(d)	5,325	2,688,859
Chubb Ltd.	2,577	878,396
Hiscox Ltd.	13,624	284,219
SCOR SE	7,283	265,913
Suncorp Group Ltd.	13,170	137,119
The Hartford Insurance Group, Inc.	4,814	677,956
		9,896,745
Internet Software & Services — 6.9%
Alphabet, Inc., Cl. A	7,444	2,320,741
Alphabet, Inc., Cl. C	17,154	5,342,270
Amazon.com, Inc.(d)	30,207	6,343,470
Chewy, Inc., Cl. A(d)	14,928	409,326
Meta Platforms, Inc., Cl. A	5,379	3,486,560
Netflix, Inc.(d)	4,673	449,730

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 59.9% (continued)
Internet Software & Services — 6.9% (continued)
Shopify, Inc., Cl. A(d)	6,361	767,964
Spotify Technology SA(d)	1,516	780,649
		19,900,710
Materials — .4%
Packaging Corp. of America	3,409	791,365
Smurfit Westrock PLC	5,083	236,671
		1,028,036
Media — .6%
Informa PLC	18,743	211,721
The Walt Disney Company	13,846	1,468,230
		1,679,951
Metals & Mining — .7%
Freeport-McMoRan, Inc.	9,511	647,509
Glencore PLC	35,541	255,769
Newmont Corp.	8,578	1,115,140
Rio Tinto PLC	1,356	134,041
		2,152,459
Real Estate — .4%
CoStar Group, Inc.(d)	4,501	200,880
Weyerhaeuser Co.(e)	37,382	916,980
		1,117,860
Retailing — 1.4%
Burlington Stores, Inc.(d)	1,648	505,722
Casey’s General Stores, Inc.	1,186	813,110
Dutch Bros, Inc., Cl. A(d)	7,185	385,188
Ferguson Enterprises, Inc.	1,937	505,092
Lowe’s Companies, Inc.	3,474	919,116
Pan Pacific International Holdings Corp.	59,700	397,579
Wingstop, Inc.(b)	1,562	405,355
		3,931,162
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(d)	3,629	726,562
Advantest Corp.	800	137,547
Applied Materials, Inc.	5,355	1,993,666
ASML Holding NV	508	740,352
ASML Holding NV	778	1,128,536
Broadcom, Inc.	4,118	1,315,907
Intel Corp.(d)	10,910	497,605
Micron Technology, Inc.	1,953	805,359
NVIDIA Corp.	64,837	11,488,468
Renesas Electronics Corp.	12,500	237,649
Texas Instruments, Inc.	13,253	2,811,094
Tokyo Electron Ltd.	400	112,727
		21,995,472
Technology Hardware & Equipment — 2.6%
Apple, Inc.	26,686	7,049,908
International Business Machines Corp.	2,272	545,757
		7,595,665
Telecommunication Services — 1.7%
AT&T, Inc.	31,509	882,567
Cisco Systems, Inc.	29,564	2,349,155

Description	Shares	Value ($)
Equity Securities - Common Stocks — 59.9% (continued)
Telecommunication Services — 1.7% (continued)
Deutsche Telekom AG	6,876	276,970
Orange SA	8,049	173,000
Verizon Communications, Inc.	18,077	906,381
Vodafone Group PLC	146,676	226,330
		4,814,403
Transportation — .9%
CSX Corp.	32,393	1,382,857
East Japan Railway Co.	15,100	373,234
FedEx Corp.	2,051	793,737
		2,549,828
Utilities — .8%
Constellation Energy Corp.	3,543	1,168,765
E.ON SE	19,319	449,242
Enel SpA	19,995	240,844
SSE PLC	6,292	228,011
United Utilities Group PLC	10,938	205,337
		2,292,199
Total Equity Securities - Common Stocks (cost $118,784,474)		173,540,798

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $324,383)	6.36	2,513	300,499

Exchange-Traded Funds — 1.6%
Registered Investment Companies — 1.6%
iShares Core U.S. Aggregate Bond ETF	8,642	876,299
State Street SPDR S&P 500 ETF Trust	5,341	3,663,872
Total Exchange-Traded Funds (cost $4,266,013)		4,540,171

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — 1.2%
Colombia, Sr. Unscd. Notes	5.38	1/21/2029	200,000	199,700
Hungary, Sr. Unscd. Notes(a)	5.25	6/16/2029	250,000	257,021
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	218,245
Mexico, Sr. Unscd. Notes	6.35	2/9/2035	750,000	792,037
Province of Ontario Canada, Sr. Unscd. Notes(b)	5.05	4/24/2034	1,490,000	1,593,216
Romanian, Sr. Unscd. Notes	7.13	1/17/2033	490,000	543,749
Total Foreign Governmental (cost $3,556,399)				3,603,968
Municipal Securities — .3%
California GO	2.38	10/1/2026	230,000	228,274
Central Florida Tourism Oversight District GO, Refunding, Ser. A	2.40	6/1/2032	65,000	59,464
Central Florida Tourism Oversight District GO, Refunding, Ser. A	2.45	6/1/2033	65,000	58,467
Central Florida Tourism Oversight District GO, Refunding, Ser. A	2.50	6/1/2034	50,000	44,213
Dallas Fort Worth International Airport Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	117,086
Honolulu City & County Wastewater System Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,669
New York City GO (Build America Bonds) Ser. D	5.99	12/1/2036	123,443	130,518
Wisconsin Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	132,990

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Securities — .3% (continued)
Total Municipal Securities (cost $853,116)				795,681
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(f)	2.75	9/25/2029	265,000	256,093
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(f)	2.75	11/25/2029	255,000	244,425
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	280,054	285,849
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	17,074	17,178
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $819,336)				803,545
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(f)	3.56	1/25/2029	560,000	558,421
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(f)	3.42	2/25/2029	545,000	541,373
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(f)	2.79	6/25/2029	515,000	501,460
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $1,668,532)				1,601,254

U.S. Government Agencies Mortgage-Backed — 8.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(f)	2,051,537	1,711,871
2.50%, 11/1/2027-9/1/2050(f)	1,048,811	918,595
3.00%, 6/1/2031-12/1/2046(f)	365,510	343,914
3.50%, 4/1/2035-9/1/2049(f)	1,007,451	979,023
5.50%, 1/1/2036-8/1/2053(f)	849,386	880,087
Federal National Mortgage Association:
1.50%, 3/1/2051(f)	428,321	341,252
2.00%, 8/1/2036-12/1/2051(f)	4,899,222	4,132,838
2.50%, 9/1/2028-1/1/2052(f)	3,128,095	2,760,128
3.00%, 6/1/2028-12/1/2050(f)	2,385,132	2,217,539
3.50%, 8/1/2034-10/1/2050(f)	2,463,838	2,371,893
4.00%, 7/1/2042-8/1/2052(f)	3,079,193	3,023,844
4.50%, 2/1/2039-10/1/2052(f)	1,757,679	1,757,671
5.00%, 4/1/2035-12/1/2048(f)	205,973	211,576
5.50%, 9/1/2034-5/1/2039(f)	17,289	17,886
8.00%, 3/1/2030(f)	47	47
Government National Mortgage Association I:
5.50%, 4/15/2033	4,749	4,834
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051	1,003,037	925,197
3.50%, 7/20/2047-2/20/2052	629,602	598,973
4.00%, 10/20/2047-1/20/2048	152,823	149,892
4.50%, 7/20/2048	48,219	48,567
Total U.S. Government Agencies Mortgage-Backed (cost $25,949,763)		23,395,627

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 11.0%
U.S. Treasury Bonds	3.00	5/15/2047	4,890,000	3,807,705
U.S. Treasury Bonds(b)	4.75	11/15/2043	7,020,000	7,227,858
U.S. Treasury Inflation Indexed Bonds(g)	1.38	2/15/2044	931,595	807,529
U.S. Treasury Inflation Indexed Bonds(g)	2.13	1/15/2035	790,659	823,854
U.S. Treasury Inflation Indexed Notes(g)	0.13	1/15/2031	2,041,554	1,943,998
U.S. Treasury Notes	2.38	5/15/2029	6,160,000	5,969,305
U.S. Treasury Notes	3.63	5/31/2028	3,210,000	3,226,614
U.S. Treasury Notes	3.63	3/31/2030	1,557,000	1,566,336
U.S. Treasury Notes	4.13	7/31/2028	4,320,000	4,394,841
U.S. Treasury Strip Principal(h)	2.88	5/15/2043	4,980,000	2,255,972
Total U.S. Treasury Securities (cost $31,685,684)				32,024,012

	1-Day Yield (%)	Shares
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $4,536,971)	3.72	4,536,971	4,536,971
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $377,140)	3.72	377,140	377,140
Total Investments (cost $237,953,977)		100.2%	290,540,731
Liabilities, Less Cash and Receivables		(.2%)	(698,352)
Net Assets		100.0%	289,842,379

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $8,404,328 or 2.9% of net assets.

(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $14,884,703 and the value of the collateral was
$15,363,839, consisting of cash collateral of $377,140 and U.S. Government & Agency securities valued at $14,986,699.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)	Non-income producing security.
(e)	Investment in real estate investment trust within the United States.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)	Security is a discount security. Income is recognized through the accretion of discount.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Balanced Opportunity Fund
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,174,756	—	1,174,756
Commercial Mortgage-Backed	—	597,561	—	597,561
Corporate Bonds and Notes	—	43,248,748	—	43,248,748
Equity Securities - Common Stocks	173,540,798	—	—	173,540,798
Equity Securities - Preferred Stocks	300,499	—	—	300,499
Exchange-Traded Funds	4,540,171	—	—	4,540,171
Foreign Governmental	—	3,603,968	—	3,603,968
Municipal Securities	—	795,681	—	795,681
U.S. Government Agencies Collateralized Mortgage Obligations	—	803,545	—	803,545
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,601,254	—	1,601,254
U.S. Government Agencies Mortgage-Backed	—	23,395,627	—	23,395,627
U.S. Treasury Securities	—	32,024,012	—	32,024,012
Investment Companies	4,914,111	—	—	4,914,111
	183,295,579	107,245,152	—	290,540,731

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At February 28, 2026, accumulated net unrealized appreciation on investments was $52,586,754, consisting of $59,750,734 gross unrealized appreciation and $7,163,980 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.